LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
LONG-TERM INVESTMENT

6.	LONG-TERM INVESTMENT

The Group’s long-term investments consist of equity investments in private companies and in an investment fund.

For equity investments without readily determinable fair value, and over which we do not have the ability to exercise significant influence and do not qualify for the NAV practical expedient of the investment, we use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by us, and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments.

	Long-term Investments	Total	Total
	HK$	HK$	US$

Balance as of January 1, 2023	14,500,000	14,500,000	1,862,963
Addition	26,110,738	26,110,738	3,354,713
Loss due to mark-to-market of a derivative asset	(1,963,000)	(1,963,000)	(252,207)
Balance as of December 31, 2023 and January 1, 2024	38,647,738	38,647,738	4,965,469
Addition	8,500,000	8,500,000	1,092,082
Redemption of investments	(48,253,736)	(48,253,736)	(6,199,650)
Gain on sale of investments	1,105,998	1,105,998	142,099

Balance as of December 31, 2024 and 2025	—	—	—

As of December 31, 2025 and 2024, the Group has no long-term investment. As of December 31, 2023, the Group has an investment of HK$14,500,000 in a private company (“Company A”), representing 4.99% equity ownership of Company A, in which the Group does not have any significant influence and such investment does not have readily determinable fair value.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.	LONG-TERM INVESTMENT (cont.)

In January 2023, the Group made an investment of HK$8,500,000 in a private company (“Company B”), representing 3.0% equity ownership of Company B, in which the Group does not have any significant influence and such investment does not have readily determinable fair value. Company B operates an e-commerce platform in Hong Kong.

In January 2023, the Group made an investment of HK$15,647,738 into an investment fund which invests in a highly diversified portfolio of revenue sharing contracts of small businesses. Such investment does not have readily determinable fair value and is recorded at cost less impairment, if any.

In June 2023, the Group made an investment of HK$1,963,000 in Simple agreement for future equity (“SAFE”) of a private company (“Company C”) in which the Group does not have any significant influence. Company C is an AI company dedicated to bettering insights through technology and application of AI. SAFEs are commonly used instruments that allow early investors to invest in a startup company, in exchange for the anticipated potential of future equity, in terms of preferred stock, at some undefined date in the future, when the first priced preferred stock financing round occurs. This is not a transaction of a creditor, but rather that of an early equity investor. Considering the substance and reality of that (i) the SAFE holders could never force redemption of their SAFEs (nor accrual of interest or maturity), (ii) the SAFE holders do not have any significant influence, and (iii) the conversion does not meet the fixed-for-fixed criterion under ASC 815-40, the Group considers that SAFE should be accounted for as a derivative asset.

The Company has performed the investment analysis, the equity investment is determined as equity investment without a readily determinable fair value (as defined under ASC 321-10-35), therefore the equity investment shall measure at cost less impairment, if any, adjusted plus or minus changes resulting from observable price changes for an identical or similar investment of the same issuer. As of December 31, 2023, the total cost, net of provision, of long-term investment is HK$38,647,738.

During the year ended December 31, 2023, the Group recorded loss due to mark-to-market of a derivative asset of HK$1,963,000. The Group considered the likelihood of the triggering event to share conversion is uncertain and determined the fair value of the investment was less than its carrying value.

During the year ended December 31, 2024, the Group has new investment of HK$8,500,000 in a private company (“Company D”), representing 1.9% equity ownership of Company D, in which the Group does not have any significant influence and such investment does not have readily determinable fair value. Company D is a contract manufacturer of affordable luxury leather goods. During the year ended December 31, 2024, the Company redeemed all the investments of HK$48,253,736 with a net gain on sale of investment of HK$1,105,998.